Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions
43. Related Party Transactions
According to IAS No.24, the Group includes investments in associates, key management personnel (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. The Group discloses balances (receivables and payables) and other amounts arising from transactions with related parties in the notes to the consolidated financial statements. Refer to Note 13 for details of investments in associates and joint ventures.
43.1 Details of significant profit or loss arising from transactions with related parties for the years ended December 31, 2020, 2021 and 2022, are as follows:

		2020		2021		2022
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Fee and commission income	￦	6,817	￦	5,689	￦	5,194
Korea Credit Bureau Co., Ltd.	Interest expense		7		6		1
	Fee and commission income		957		910		649
	Insurance income		5		4		4
	Fee and commission expense		3,280		4,256		3,973
	Other operating expenses		1		11		15
KB GwS Private Securities Investment Trust *	Fee and commission income		853		146		—
Incheon Bridge Co., Ltd.	Interest income		4,345		4,069		7,516
	Interest expense		334		158		517
	Fee and commission income		23		22		23
	Fee and commission expense		6		6		6
	Insurance income		279		230		212
	Gains on financial instruments at fair value through profit or loss		899		—		—
	Losses on financial instruments at fair value through profit or loss		—		1,374		4,434
	Reversal of credit losses		—		444		28
	Provision for credit losses		472		1		9
Kendai Co.,Ltd.	Other non-operating expenses		—		—		3
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2	Fee and commission income		12		—		—
Aju Good Technology Venture Fund	Interest expense		18		27		108
KB Star Office Private Real Estate Master Fund No.1 *	Interest income		371		370		—
	Interest expense		61		5		2
	Fee and commission income		436		435		276
RAND Bio Science Co., Ltd.	Interest expense		11		—		—
Star-Lord General Investors Private Real Estate Investment Company No.10	Insurance income		—		—		97
	Interest income		—		—		3,098
	Interest expense		—		—		413
	Provision for credit losses		—		—		1
	General and administrative expenses		—		—		5,562
SY Auto Capital Co., Ltd.	Interest income		1,097		941		889
	Interest expense		2		—		—
	Fee and commission income		39		88		47
	Fee and commission expense		132		15		10
	Insurance income		40		42		43
	Other operating income		1,709		710		487
	Other operating expenses		121		64		32
	Reversal of credit losses		17		11		—
	Provision for credit losses		—		—		9

		2020	2021	2022
		(In millions of Korean won)
Food Factory Co., Ltd.	Interest income	52	70	80
	Interest expense	12	5	6
	Insurance income	5	9	10
	Fee and commission income	—	—	1
	Fee and commission expense	4	2	—
	Gains on financial instruments at fair value through profit or loss	72	—	33
	Losses on financial instruments at fair value through profit or loss	—	1	—
	Reversal of credit losses	—	6	1
	Provision for credit losses	8	—	—
KB Pre IPO Secondary Venture Fund No.1 *	Interest expense	3	1	—
	Fee and commission income	110	110	1,204
KB Private Equity Fund No.3 *	Fee and commission income	463	—	—
Acts Co., Ltd.	Interest income	1	—	—
	Insurance income	—	1	2
Dongjo Co., Ltd.	Insurance income	1	1	—
	Interest income	—	—	9
A-PRO Co., Ltd. *	Interest income	7	—	—
	Interest expense	1	—	—
	Insurance income	1	—	—
	Provision for credit losses	1	—	—
POSCO-KB Shipbuilding Fund	Fee and commission income	387	213	177
Dae-A Leisure Co., Ltd.	Interest expense	7	2	—
Paycoms Co., Ltd.	Interest income	10	10	7
	Gains on financial instruments at fair value through profit or loss	69	42	39
Big Dipper Co., Ltd.	Interest expense	—	—	1
	Fee and commission expense	768	655	393
KB-KDBC Pre-IPO New Technology Business Investment Fund	Interest expense	23	1	1
	Fee and commission income	300	190	129
KB-TS Technology Venture Private Equity Fund	Fee and commission income	126	285	185
KB-SJ Tourism Venture Fund	Fee and commission income	338	279	209
Banksalad Co., Ltd.	Gains on financial instruments at fair value through profit or loss	1,636	613	—
	Losses on financial instruments at fair value through profit or loss	—	663	—
	Fee and commission income	36	36	36
	Fee and commission expense	5	48	17
Iwon Alloy Co., Ltd.	Insurance income	1	—	1
Bioprotect Ltd.	Gains on financial instruments at fair value through profit or loss	—	293	—
	Losses on financial instruments at fair value through profit or loss	216	—	—

		2020	2021	2022
		(In millions of Korean won)
RMGP Bio-Pharma Investment Fund, L.P.	Fee and commission income	27	38	43
	Gains on financial instruments at fair value through profit or loss	—	531	—
	Losses on financial instruments at fair value through profit or loss	489	2,373	—
RMGP Bio-Pharma Investment, L.P.	Losses on financial instruments at fair value through profit or loss	1	—	—
KB-MDI Centauri Fund LP	Fee and commission income	308	401	487
	Gains on financial instruments at fair value through profit or loss	—	551	—
	Losses on financial instruments at fair value through profit or loss	322	284	—
Hibiscus Fund LP	Fee and commission income	—	372	524
	Gains on financial instruments at fair value through profit or loss	—	113	—
RMG-KB BioAccess Fund L.P.	Fee and commission income	—	57	325
	Gains on financial instruments at fair value through profit or loss	—	5	—
S&E Bio Co., Ltd.	Interest expense	1	1	2
Contents First Inc.	Interest income	—	—	128
	Interest expense	14	83	34
	Fee and commission income	—	—	1
	Provision for credit losses	—	—	1
December & Company Inc.	Interest expense	1	—	—
	Insurance income	—	109	174
GENINUS Inc. *	Interest expense	70	29	12
	Gains on financial instruments at fair value through profit or loss	—	4,009	—
	Provision for credit losses	—	6	—
Pin Therapeutics Inc.	Interest expense	—	—	110
Wyatt Corp.	Insurance income	63	87	142
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Interest expense	40	17	6
	Fee and commission income	734	514	423
Spark Biopharma Inc.	Interest expense	—	7	272
Skydigital Inc.	Fee and commission income	4	3	3
Il-Kwang Electronic Materials Co., Ltd.	Other non-operating expenses	—	—	1
SO-MYUNG Recycling Co., Ltd.	Other non-operating expenses	—	—	2
KB No.17 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	4	—	—
	Losses on financial instruments at fair value through profit or loss	—	1,388	—
	Interest expense	25	14	1
KB No.18 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	84	8	—
	Interest expense	31	20	5

		2020	2021	2022
		(In millions of Korean won)
KB No.19 Special Purpose Acquisition Company *	Gains on financial instruments at fair value through profit or loss	11	36	—
	Interest expense	13	9	5
KB No.20 Special Purpose Acquisition Company *	Fee and commission income	210	—	—
	Gains on financial instruments at fair value through profit or loss	1,568	68	—
	Interest expense	25	15	22
KB No.21 Special Purpose Acquisition Company *	Fee and commission income	—	—	263
	Gains on financial instruments at fair value through profit or loss	—	—	1,469
	Interest expense	—	—	30
KB No.22 Special Purpose Acquisition Company	Fee and commission income	—	—	175
	Gains on financial instruments at fair value through profit or loss	—	—	982
	Interest expense	—	—	1
KB No.23 Special Purpose Acquisition Company	Gains on financial instruments at fair value through profit or loss	—	—	1,476
	Interest expense	—	—	23
KB No.24 Special Purpose Acquisition Company	Interest expense	—	—	1
KB SPROTT Renewable Private Equity Fund No.1	Fee and commission income	488	487	345
KB-Stonebridge Secondary Private Equity Fund	Fee and commission income	1,442	550	706
COSES GT Co., Ltd.	Interest income	6	18	23
	Interest expense	—	1	1
	Provision for credit losses	4	—	3
	Reversal of credit losses	—	3	—
IDTECK Co., Ltd.	Insurance income	—	1	—
Mantisco Co., Ltd.	Interest expense	—	1	1
SuperNGine Co., Ltd.	Interest expense	—	1	—
Desilo Inc.	Interest income	—	1	9
	Provision for credit losses	—	2	—
Turing Co., Ltd.	Interest expense	—	1	1
IGGYMOB Co., Ltd.	Interest expense	—	1	1
Kukka Co., Ltd.	Interest expense	—	—	2
ZIPDOC Inc.	Interest expense	—	—	1
	Reversal of credit losses	—	—	3
TeamSparta Inc.	Interest expense	—	—	19
Chabot Mobility Co., Ltd.	Interest expense	—	—	1
	Fee and commission expense	—	—	824
Wemade Connect Co., Ltd.	Insurance income	—	—	3
	Interest expense	—	—	81
	Reversal of credit losses	—	—	1
TMAP Mobility Co., Ltd.	Interest expense	—	—	226
	Fee and commission expense	—	—	78
Nextrade Co., Ltd.	Interest expense	—	—	263
WJ Private Equity Fund No.1	Fee and commission income	5	7	7

		2020	2021	2022
		(In millions of Korean won)
UPRISE, Inc.	Interest income	2	5	—
	Interest expense	—	1	3
	Provision for credit losses	1	—	—
	Reversal of credit losses	—	1	—
Channel Corporation	Interest expense	—	—	43
CWhy Inc.	Losses on financial instruments at fair value through profit or loss	2,000	—	—
	Insurance income	—	—	2
CellinCells Co., Ltd.	Interest expense	4	—	—
Bomapp Inc.	Fee and commission expense	9	5	—
	Insurance income	8	—	—
	Losses on financial instruments at fair value through profit or loss	—	1,980	—
KB Social Impact Investment Fund	Fee and commission income	300	300	286
KB-UTC Inno-Tech Venture Fund	Fee and commission income	371	471	449
KBSP Private Equity Fund No.4	Fee and commission income	480	389	211
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Fee and commission income	237	1,198	561
JR Global REIT *	Fee and commission income	6,210	—	—
IGIS No.371 Professional Investors’ Real Estate Investment Company *	Fee and commission income	200	—	—
Koreit Tower Real Estate Investment Trust Company *	Fee and commission income	2,852	—	—
2020 KB Fintech Renaissance Fund	Fee and commission income	60	147	147
KB Material and Parts No.1 PEF	Fee and commission income	63	353	353
FineKB Private Equity Fund No.1	Fee and commission income	38	540	641
Paramark KB Fund No.1	Fee and commission income	—	100	356
KB-Badgers Future Mobility ESG Fund No.1	Fee and commission income	—	—	905
KB Bio Private Equity No.3 Ltd.*	Fee and commission income	—	324	4,035
K The 15th REIT Co., Ltd. *	Fee and commission income	—	500	—
	Insurance income	—	1	—
KB-KTB Technology Venture Fund	Fee and commission income	—	—	600
THE CHAEUL FUND NO.1	Fee and commission income	—	—	82
Bluepointpartners Inc.	Gains on financial instruments at fair value through profit or loss	—	846	—
	Losses on financial instruments at fair value through profit or loss	68	—	—
KB-Solidus Global Healthcare Fund	Fee and commission income	777	167	350
SwatchOn Inc.*	Fee and commission income	9	8	5
	Interest expense	47	10	5
Gomi corporation Inc.	Interest income	—	19	61
	Interest expense	—	1	2
	Fee and commission income	—	—	1
	Provision for credit losses	—	13	3
BNF Corporation Ltd. *	Interest income	401	—	—
	Fee and commission income	2	—	—
	Provision for credit losses	8	—	—
KB Cape No.1 Private Equity Fund	Fee and commission income	144	144	72
	Losses on financial instruments at fair value through profit or loss	—	69	—

		2020	2021	2022
		(In millions of Korean won)
Keystone-Hyundai Securities No.1 Private Equity Fund *	Fee and commission income	115	43	—
KB-GeneN Medical Venture Fund No.1	Fee and commission income	—	—	76
KB-BridgePole Venture Investment Fund	Fee and commission income	—	—	118
KB-Kyobo New Mobility Power Fund	Fee and commission income	—	—	69
KB Co-Investment Private Equity Fund No.1	Fee and commission income	—	—	483
KB-NP Green ESG New Technology Venture Capital Fund	Fee and commission income	—	—	435
Others
Retirement pension	Fee and commission income	1,077	1,338	1,352
	Interest expense	3	9	39

*	Excluded from the Group’s related party as of December 31, 2022.
Meanwhile, the Group purchased installment financial assets, etc. from SY Auto Capital Co., Ltd. amounting to ￦878,690 million and ￦486,586 million for the years ended December 31, 2021 and 2022, respectively.
43.2 Details of significant outstanding balances of receivables and payables arising from transactions with related parties as of December 31, 2021 and 2022, are as follows:

		December 31, 2021		December 31, 2022
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Company	Other assets	￦	1,427	￦	1,306
Korea Credit Bureau Co., Ltd.	Loans measured at amortized cost (gross amount)		36		38
	Deposits		10,200		27,889
	Provisions		—		2
	Insurance liabilities		1		1
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		37,382		32,948
	Loans measured at amortized cost (gross amount)		114,107		95,211
	Allowances for credit losses		26		12
	Other assets		423		615
	Deposits		35,487		48,639
	Provisions		24		18
	Insurance liabilities		79		89
	Other liabilities		99		446
Jungdo Co., Ltd.	Deposits		4		4
Dae-A Leisure Co., Ltd.	Deposits		17		154
Aju Good Technology Venture Fund	Deposits		6,286		7,222
	Other liabilities		10		73
KB Star Office Private Real Estate Master Fund No.1 *	Loans measured at amortized cost (gross amount)		10,000		—
	Allowances for credit losses		5		—
	Other assets		138		—
	Deposits		2,578		—

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
Star-Lord General Investors Private Real Estate Investment Company No.10	Loans measured at amortized cost (gross amount)	—	149,294
	Allowances for credit losses	—	1
	Property and equipment	—	9,915
	Other assets	—	8,591
	Insurance liabilities	—	46
	Other liabilities	—	14,227
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Deposits	1,524	1,526
	Other liabilities	—	1
WJ Private Equity Fund No.1	Other assets	2	2
	Deposits	260	221
KB Cape No.1 Private Equity Fund	Financial assets at fair value through profit or loss	1,591	2,017
	Other assets	73	—
RAND Bio Science Co., Ltd.	Deposits	443	3
	Loans measured at amortized cost (gross amount)	1	—
SY Auto Capital Co., Ltd.	Loans measured at amortized cost (gross amount)	40,074	40,040
	Allowances for credit losses	68	55
	Other assets	630	63
	Deposits	17	10
	Insurance liabilities	14	14
	Other liabilities	36	5
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss	663	696
	Loans measured at amortized cost (gross amount)	3,553	3,345
	Allowances for credit losses	4	4
	Other assets	2	4
	Deposits	839	664
	Insurance liabilities	8	8
	Other liabilities	6	1
KB Pre IPO Secondary Venture Fund No.1 *	Deposits	103	—
Acts Co., Ltd *.	Deposits	154	—
	Insurance liabilities	2	—
	Other liabilities	100	—
POSCO-KB Shipbuilding Fund	Other assets	213	177
Paycoms Co., Ltd.	Other assets	1	—
	Financial assets at fair value through profit or loss	1,269	1,172
	Deposits	1	1
Big Dipper Co., Ltd.	Loans measured at amortized cost (gross amount)	17	18
	Deposits	—	19

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	Deposits	904	317
Iwon Alloy Co., Ltd.	Deposits	—	1
	Insurance liabilities	1	1
Computerlife Co., Ltd.	Deposits	—	3
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss	5,423	6,384
	Other liabilities	79	36
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss	14	17
Wyatt Corp.	Financial assets at fair value through profit or loss	6,000	6,000
	Deposits	1	1
	Insurance liabilities	94	75
Skydigital Inc.	Deposits	85	10
Banksalad Co., Ltd.	Financial assets at fair value through profit or loss	9,090	10,470
Spark Biopharma Inc.	Financial assets at fair value through profit or loss	4,950	7,450
	Loans measured at amortized cost (gross amount)	17	17
	Deposits	6,015	17,534
	Other liabilities	3	91
UPRISE, Inc.	Financial assets at fair value through profit or loss	1,250	5,248
	Deposits	4,001	27
Stratio, Inc.	Financial assets at fair value through profit or loss	1,000	1,000
Honest Fund, Inc.	Financial assets at fair value through profit or loss	3,999	3,999
CellinCells Co., Ltd.	Financial assets at fair value through profit or loss	2,000	2,000
	Loans measured at amortized cost (gross amount)	6	7
	Deposits	38	37
Channel Corporation	Financial assets at fair value through profit or loss	14,551	18,099
	Deposits	—	3,000
	Other liabilities	—	21
Jo Yang Industrial Co., Ltd.	Deposits	1	—
KB No.17 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	1,301	—
	Deposits	1,687	—
	Other liabilities	12	—
KB No.18 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	3,881	—
	Deposits	2,077	—
	Other liabilities	12	—

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
KB No.19 Special Purpose Acquisition Company *	Financial assets at fair value through profit or loss	2,091	—
	Deposits	1,013	—
	Other liabilities	5	—
KB No.20 Special Purpose Acquisition Company*	Financial assets at fair value through profit or loss	3,135	—
	Deposits	1,681	—
	Other liabilities	3	—
KB No.21 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,959
	Deposits	—	2,263
	Other liabilities	—	29
KB No.22 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	1,972
	Deposits	—	1,948
KB No.23 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	2,971
	Deposits	—	2,205
	Other liabilities	—	22
KB No.24 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss	—	6,975
	Deposits	—	9,983
	Other liabilities	—	1
COSES GT Co., Ltd.	Financial assets at fair value through profit or loss	4,930	4,930
	Loans measured at amortized cost (gross amount)	515	506
	Allowances for credit losses	2	4
	Other assets	1	2
	Deposits	1,939	1,213
IDTECK Co., Ltd.	Insurance liabilities	1	—
Bomapp Inc. *	Financial assets at fair value through profit or loss	19	—
	Deposits	—	1
MitoImmune Therapeutics	Financial assets at fair value through profit or loss	7,000	7,000
KB-Solidus Global Healthcare Fund	Other assets	620	350
Bioprotect Ltd.	Financial assets at fair value through profit or loss	3,557	3,802
Gomi corporation Inc.	Financial assets at fair value through profit or loss	2,500	4,000
	Loans measured at amortized cost (gross amount)	2,233	2,234
	Allowances for credit losses	12	17
	Other assets	4	5
	Deposits	3,188	915
	Other liabilities	1	1
Copin Communications, Inc. *	Financial assets at fair value through profit or loss	4,801	—

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
Go2joy Co., Ltd.	Financial assets at fair value through profit or loss	1,200	1,200
ClavisTherapeutics, Inc.	Financial assets at fair value through profit or loss	2,000	2,000
S&E Bio Co., Ltd.	Financial assets at fair value through profit or loss	2,000	4,000
	Loans measured at amortized cost (gross amount)	—	10
	Deposits	263	6,419
Bluepointpartners Inc.	Financial assets at fair value through profit or loss	2,278	2,133
4N Inc.	Financial assets at fair value through profit or loss	200	200
	Deposits	39	5
Xenohelix Co., Ltd.	Financial assets at fair value through profit or loss	2,100	2,100
Contents First Inc.	Financial assets at fair value through profit or loss	7,277	7,277
	Loans measured at amortized cost (gross amount)	—	10,017
	Allowances for credit losses	—	1
	Other assets	—	2
	Deposits	12,650	5,010
	Other liabilities	57	21
KB-MDI Centauri Fund LP	Financial assets at fair value through profit or loss	9,633	17,471
	Other assets	104	470
2020 KB Fintech Renaissance Fund	Other assets	—	37
OKXE Inc.	Financial assets at fair value through profit or loss	800	800
GENINUS Inc. *	Financial assets at fair value through profit or loss	5,855	—
	Loans measured at amortized cost (gross amount)	17	—
	Allowances for credit losses	6	—
	Deposits	34,415	—
	Other liabilities	2	—
Mantisco Co., Ltd.	Loans measured at amortized cost (gross amount)	1	15
	Financial assets at fair value through profit or loss	3,000	3,000
	Deposits	386	623
Pin Therapeutics Inc.	Loans measured at amortized cost (gross amount)	—	13
	Financial assets at fair value through profit or loss	3,000	5,000
	Deposits	—	6,033
	Other liabilities	—	18

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
IMBiologics Corp.	Loans measured at amortized cost (gross amount)	4	4
	Financial assets at fair value through profit or loss	5,000	5,000
SuperNGine Co., Ltd.	Loans measured at amortized cost (gross amount)	2	6
	Deposits	944	17
	Financial assets at fair value through profit or loss	1,996	1,996
Desilo Inc.	Financial assets at fair value through profit or loss	3,168	3,168
	Loans measured at amortized cost (gross amount)	301	300
	Allowances for credit losses	2	2
	Deposits	168	1
Turing Co., Ltd.	Financial assets at fair value through profit or loss	3,000	3,000
	Deposits	1,054	2,788
IGGYMOB Co., Ltd.	Financial assets at fair value through profit or loss	5,000	5,000
	Loans measured at amortized cost (gross amount)	6	15
	Deposits	2,938	254
Kukka Co., Ltd.	Financial assets at fair value through profit or loss	—	2,490
ZIPDOC Inc.	Financial assets at fair value through profit or loss	—	2,000
	Deposits	—	915
TeamSparta Inc.	Financial assets at fair value through profit or loss	—	4,001
	Deposits	—	12,502
	Other liabilities	—	6
Chabot Mobility Co., Ltd.	Financial assets at fair value through profit or loss	—	2,000
	Deposits	—	86
Wemade Connect Co., Ltd.	Financial assets at fair value through profit or loss	—	12,000
	Loans measured at amortized cost (gross amount)	—	52
	Provisions	—	2
	Deposits	—	10,370
	Insurance liabilities	—	2
	Other liabilities	—	28
Nextrade Co., Ltd.	Deposits	—	56,202
	Other liabilities	—	263
TMAP Mobility Co., Ltd.	Deposits	—	30,000
	Other liabilities	—	76
FutureConnect Co., Ltd.	Financial assets at fair value through profit or loss	—	1,499
Gushcloud Talent Agency	Financial assets at fair value through profit or loss	—	4,165

		December 31, 2021	December 31, 2022
		(In millions of Korean won)
Grinergy	Financial assets at fair value through profit or loss	—	2,500
NexThera Co., Ltd.	Financial assets at fair value through profit or loss	—	2,000
FineKB Private Equity Fund No.1	Other assets	153	160
Paramark KB Fund No.1	Other liabilities	200	34
December & Company Inc.	Deposits	1	1
	Insurance liabilities	10	9
KB Social Impact Investment Fund	Other assets	150	436
Checkmate Therapeutics Inc.	Financial assets at fair value through profit or loss	2,200	3,200
	Insurance liabilities	—	3
G1 Playground Co., Ltd.	Financial assets at fair value through profit or loss	1,000	1,000
	Deposits	354	—
Hibiscus Fund LP	Financial assets at fair value through profit or loss	4,731	10,221
	Other assets	251	—
	Other liabilities	—	257
RMG-KB BioAccess Fund L.P.	Financial assets at fair value through profit or loss	353	2,753
RMG-KB BP Management Ltd.	Financial assets at fair value through profit or loss	7	77
SwatchOn Inc.*	Financial assets at fair value through profit or loss	3,345	—
	Loans measured at amortized cost (gross amount)	73	—
	Deposits	686	—
KB Co-Investment Private Equity Fund No.1	Other assets	—	191
Key management personnel	Loans measured at amortized cost (gross amount)	4,591	6,299
	Allowances for credit losses	2	3
	Other assets	4	7
	Deposits	16,996	17,618
	Provisions	1	1
	Insurance liabilities	2,471	2,374
	Other liabilities	345	387
Others
Retirement pension	Other assets	369	778
	Other liabilities	5,014	10,141

*	Excluded from the Group’s related party as of December 31, 2022, therefore, the remaining outstanding balances with those entities are not disclosed.

43.3 Details of significant lending transactions with related parties for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	36	￦	36	￦	(36)	￦	36
Incheon Bridge Co., Ltd.		171,758		7		(20,276)		151,489
KB Star Office Private Real Estate Master Fund No.1*		10,000		—		—		10,000
KB Cape No.1 Private Equity Fund		2,000		—		(409)		1,591
RAND Bio Science Co., Ltd.		1		1		(1)		1
SY Auto Capital Co., Ltd.		40,060		74		(60)		40,074
Food Factory Co., Ltd.		3,872		397		(53)		4,216
Paycoms Co., Ltd.		1,226		43		—		1,269
Big Dipper Co., Ltd.		4		17		(4)		17
RMGP Bio-Pharma Investment Fund, L.P.		4,250		1,173		—		5,423
RMGP Bio-Pharma Investment, L.P.		9		5		—		14
Wyatt Corp.		6,000		—		—		6,000
Banksalad Co., Ltd.		9,141		—		(51)		9,090
UPRISE, Inc.		750		1,000		(500)		1,250
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,024		6		(24)		2,006
KB No.17 Special Purpose Acquisition Company*		2,687		—		(1,386)		1,301
KB No.18 Special Purpose Acquisition Company*		3,873		8		—		3,881
KB No.19 Special Purpose Acquisition Company*		2,055		36		—		2,091
KB No.20 Special Purpose Acquisition Company*		3,067		68		—		3,135
COSES GT Co., Ltd.		5,430		15		—		5,445
Bomapp Inc.*		1,999		—		(1,980)		19
Channel Corporation		4,551		10,000		—		14,551
MitoImmune Therapeutics		5,000		2,000		—		7,000
Bioprotect Ltd.		3,264		293		—		3,557
Gomi corporation Inc.		509		4,233		(9)		4,733
Copin Communications, Inc.*		1,500		3,301		—		4,801
Go2joy Co., Ltd.		1,200		—		—		1,200
ClavisTherapeutics, Inc.		2,000		—		—		2,000
S&E Bio Co., Ltd.		2,000		—		—		2,000
Bluepointpartners Inc.		1,432		846		—		2,278
4N Inc.		200		—		—		200
Xenohelix Co., Ltd.		2,100		—		—		2,100
Contents First Inc.		6,146		1,131		—		7,277
KB-MDI Centauri Fund LP		4,280		5,353		—		9,633
SwatchOn Inc.*		3,404		73		(59)		3,418
OKXE Inc.		800		—		—		800
GENINUS Inc.*		5,599		273		—		5,872
Checkmate Therapeutics Inc.		—		2,200		—		2,200
Mantisco Co., Ltd.		—		3,001		—		3,001
IMBiologics Corp.		—		5,004		—		5,004
Spark Biopharma Inc.		—		4,967		—		4,967
G1 Playground Co., Ltd.		—		1,000		—		1,000
Pin Therapeutics Inc.		—		3,000		—		3,000
Hibiscus Fund LP		—		4,731		—		4,731
SuperNGine Co., Ltd.		—		1,998		—		1,998
Desilo Inc.		—		3,469		—		3,469

	2021
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
RMG-KB BioAccess Fund L.P.	—	353	—	353
RMG-KB BP Management Ltd.	—	7	—	7
IGGYMOB Co., Ltd.	—	5,006	—	5,006
Turing Co., Ltd.	—	3,000	—	3,000
Key management personnel	5,153	3,421	(3,983)	4,591

*	Excluded from the Group’s related party as of December 31, 2021.

	2022
	Beginning		Loan		Collection		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	36	￦	38	￦	(36)	￦	38
Incheon Bridge Co., Ltd.		151,489		11		(23,341)		128,159
Star-Lord General Investors Private Real Estate Investment Company No.10		—		150,000		(706)		149,294
KB Star Office Private Real Estate Master Fund No.1*		10,000		—		(10,000)		—
KB Cape No.1 Private Equity Fund		1,591		426		—		2,017
RAND Bio Science Co., Ltd.		1		—		(1)		—
SY Auto Capital Co., Ltd.		40,074		40		(74)		40,040
Food Factory Co., Ltd.		4,216		1,541		(1,716)		4,041
Paycoms Co., Ltd.		1,269		—		(97)		1,172
Big Dipper Co., Ltd.		17		18		(17)		18
RMGP Bio-Pharma Investment Fund, L.P.		5,423		961		—		6,384
RMGP Bio-Pharma Investment, L.P.		14		3		—		17
Wyatt Corp.		6,000		—		—		6,000
Banksalad Co., Ltd.		9,090		1,380		—		10,470
UPRISE, Inc.		1,250		3,998		—		5,248
Stratio, Inc.		1,000		—		—		1,000
Honest Fund, Inc.		3,999		—		—		3,999
CellinCells Co., Ltd.		2,006		7		(6)		2,007
KB No.17 Special Purpose Acquisition Company*		1,301		—		(1,301)		—
KB No.18 Special Purpose Acquisition Company*		3,881		—		(3,881)		—
KB No.19 Special Purpose Acquisition Company*		2,091		—		(2,091)		—
KB No.20 Special Purpose Acquisition Company*		3,135		—		(3,135)		—
KB No.21 Special Purpose Acquisition Company		—		2,959		—		2,959
KB No.22 Special Purpose Acquisition Company		—		1,972		—		1,972
KB No.23 Special Purpose Acquisition Company		—		2,971		—		2,971
KB No.24 Special Purpose Acquisition Company		—		6,975		—		6,975
COSES GT Co., Ltd.		5,445		6		(15)		5,436
Bomapp Inc.*		19		—		(19)		—
Channel Corporation		14,551		3,548		—		18,099
MitoImmune Therapeutics		7,000		—		—		7,000
Bioprotect Ltd.		3,557		245		—		3,802
Gomi corporation Inc.		4,733		1,534		(33)		6,234
Copin Communications, Inc.*		4,801		—		(4,801)		—
Go2joy Co., Ltd.		1,200		—		—		1,200
ClavisTherapeutics, Inc.		2,000		—		—		2,000
S&E Bio Co., Ltd.		2,000		2,010		—		4,010
Bluepointpartners Inc.		2,278		—		(145)		2,133
4N Inc.		200		—		—		200

	2022
	Beginning	Loan	Collection	Ending
	(In millions of Korean won)
Xenohelix Co., Ltd.	2,100	—	—	2,100
Contents First Inc.	7,277	10,017	—	17,294
KB-MDI Centauri Fund LP	9,633	7,838	—	17,471
SwatchOn Inc.*	3,418	—	(3,418)	—
OKXE Inc.	800	—	—	800
GENINUS Inc.*	5,872	—	(5,872)	—
Checkmate Therapeutics Inc.	2,200	1,000	—	3,200
Mantisco Co., Ltd.	3,001	15	(1)	3,015
IMBiologics Corp.	5,004	4	(4)	5,004
Spark Biopharma Inc.	4,967	2,517	(17)	7,467
G1 Playground Co., Ltd.	1,000	—	—	1,000
Pin Therapeutics Inc.	3,000	2,013	—	5,013
Hibiscus Fund LP	4,731	5,490	—	10,221
SuperNGine Co., Ltd.	1,998	6	(2)	2,002
Desilo Inc.	3,469	—	(1)	3,468
RMG-KB BioAccess Fund L.P.	353	2,400	—	2,753
RMG-KB BP Management Ltd.	7	70	—	77
IGGYMOB Co., Ltd.	5,006	15	(6)	5,015
Turing Co., Ltd.	3,000	—	—	3,000
Kukka Co., Ltd.	—	2,490	—	2,490
ZIPDOC Inc.	—	2,000	—	2,000
Gushcloud Talent Agency	—	4,165	—	4,165
Grinergy	—	2,500	—	2,500
NexThera Co., Ltd.	—	2,000	—	2,000
Chabot Mobility Co., Ltd.	—	2,000	—	2,000
TeamSparta Inc.	—	4,001	—	4,001
FutureConnect Co., Ltd.	—	1,499	—	1,499
Wemade Connect Co., Ltd.	—	12,052	—	12,052
Key management personnel	4,591	4,527	(2,819)	6,299

*	Excluded from the Group’s related party as of December 31, 2022.
43.4 Details of significant borrowing transactions with related parties for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Borrowing		Repayment		Others 1		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	19,982	￦	—	￦	(1,000)	￦	(8,782)	￦	10,200
Incheon Bridge Co., Ltd.		39,520		15,000		(20,000)		967		35,487
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		636		—		(479)		(140)		17
Skydigital Inc.		15		—		—		70		85
Jo Yang Industrial Co., Ltd.		2		—		—		(1)		1
Aju Good Technology Venture Fund		3,093		3,840		(1,442)		795		6,286
KB-KDBC Pre-IPO New Technology Business Investment Fund		923		—		—		(19)		904
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		8,097		—		—		(6,573)		1,524
Neomio Corp. 2		535		—		—		(535)		—

	2021
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
WJ Private Equity Fund No.1	349	—	—	(89)	260
KB Star Office Private Real Estate Master Fund No.1 2	4,255	—	(1,770)	93	2,578
SY Auto Capital Co., Ltd.	6	—	—	11	17
KB No.17 Special Purpose Acquisition Company 2	1,711	1,546	(1,525)	(45)	1,687
KB No.18 Special Purpose Acquisition Company 2	2,101	2,016	(2,063)	23	2,077
KB No.19 Special Purpose Acquisition Company 2	1,053	1,000	(1,000)	(40)	1,013
KB No.20 Special Purpose Acquisition Company 2	1,716	1,534	(1,522)	(47)	1,681
RAND Bio Science Co., Ltd.	693	—	(400)	150	443
Food Factory Co., Ltd.	1,555	507	(500)	(723)	839
Acts Co., Ltd. 2	18	—	—	136	154
Paycoms Co., Ltd.	1	—	—	—	1
Big Dipper Co., Ltd.	1	—	—	(1)	—
Wyatt Corp.	1	—	—	—	1
Stratio, Inc.	13	—	—	(13)	—
UPRISE, Inc.	11	—	—	3,990	4,001
CellinCells Co., Ltd.	260	—	—	(222)	38
COSES GT Co., Ltd.	292	—	—	1,647	1,939
SwatchOn Inc. 2	3,947	200	(3,501)	40	686
Gomi corporation Inc.	37	—	—	3,151	3,188
S&E Bio Co., Ltd.	1,142	—	—	(879)	263
KB Pre IPO Secondary Venture Fund No.1 2	629	—	—	(526)	103
4N Inc.	76	—	—	(37)	39
Contents First Inc.	1,823	20,000	(11,000)	1,827	12,650
December & Company Inc.	1	—	—	—	1
GENINUS Inc. 2	13,630	—	(5,000)	25,785	34,415
Mantisco Co., Ltd.	—	—	—	386	386
Spark Biopharma Inc.	—	1,000	(3,000)	8,015	6,015
G1 Playground Co., Ltd.	—	—	—	354	354
SuperNGine Co., Ltd.	—	—	—	944	944
Desilo Inc.	—	—	—	168	168
Turing Co., Ltd.	—	—	—	1,054	1,054
IGGYMOB Co., Ltd.	—	—	—	2,938	2,938
Key management personnel	17,167	16,574	(16,994)	249	16,996

	2022
	Beginning		Borrowing		Repayment		Others 1		Ending
	(In millions of Korean won)
Associates and joint ventures
Korea Credit Bureau Co., Ltd.	￦	10,200	￦	—	￦	—	￦	17,689	￦	27,889
Incheon Bridge Co., Ltd.		35,487		29,217		(15,000)		(1,065)		48,639
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		17		—		—		137		154
Iwon Alloy Co., Ltd.		—		—		—		1		1
Computerlife Co., Ltd.		—		—		—		3		3
Skydigital Inc.		85		—		—		(75)		10
Jo Yang Industrial Co., Ltd.		1		—		—		(1)		—
Aju Good Technology Venture Fund		6,286		6,577		(3,840)		(1,801)		7,222

	2022
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	904	—	—	(587)	317
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	1,524	—	—	2	1,526
WJ Private Equity Fund No.1	260	—	—	(39)	221
KB Star Office Private Real Estate Master Fund No.1 2	2,578	—	(2,578)	—	—
SY Auto Capital Co., Ltd.	17	—	—	(7)	10
KB No.17 Special Purpose Acquisition Company 2	1,687	—	(1,546)	(141)	—
KB No.18 Special Purpose Acquisition Company 2	2,077	—	(2,016)	(61)	—
KB No.19 Special Purpose Acquisition Company 2	1,013	—	(1,000)	(13)	—
KB No.20 Special Purpose Acquisition Company 2	1,681	—	(1,534)	(147)	—
KB No.21 Special Purpose Acquisition Company	—	2,000	—	263	2,263
KB No.22 Special Purpose Acquisition Company	—	—	—	1,948	1,948
KB No.23 Special Purpose Acquisition Company	—	2,133	—	72	2,205
KB No.24 Special Purpose Acquisition Company	—	—	—	9,983	9,983
RAND Bio Science Co., Ltd.	443	—	—	(440)	3
Food Factory Co., Ltd.	839	511	(1,018)	332	664
Acts Co., Ltd. 2	154	—	—	(154)	—
Paycoms Co., Ltd.	1	—	—	—	1
Big Dipper Co., Ltd.	—	300	(300)	19	19
Wyatt Corp.	1	—	—	—	1
UPRISE, Inc.	4,001	—	—	(3,974)	27
CellinCells Co., Ltd.	38	—	—	(1)	37
COSES GT Co., Ltd.	1,939	—	—	(726)	1,213
SwatchOn Inc. 2	686	—	—	(686)	—
Gomi corporation Inc.	3,188	—	—	(2,273)	915
S&E Bio Co., Ltd.	263	50	—	6,106	6,419
KB Pre IPO Secondary Venture Fund No.1 2	103	—	—	(103)	—
4N Inc.	39	—	—	(34)	5
Contents First Inc.	12,650	10,000	(16,000)	(1,640)	5,010
December & Company Inc.	1	—	—	—	1
GENINUS Inc. 2	34,415	—	—	(34,415)	—
Mantisco Co., Ltd.	386	—	—	237	623
Pin Therapeutics Inc.	—	21,000	(16,200)	1,233	6,033
Spark Biopharma Inc.	6,015	41,165	(27,539)	(2,107)	17,534
G1 Playground Co., Ltd.	354	—	—	(354)	—
SuperNGine Co., Ltd.	944	—	—	(927)	17
Desilo Inc.	168	—	—	(167)	1
Turing Co., Ltd.	1,054	—	—	1,734	2,788
IGGYMOB Co., Ltd.	2,938	—	—	(2,684)	254
TMAP Mobility Co., Ltd.	—	80,000	(50,000)	—	30,000
Nextrade Co., Ltd.	—	56,200	—	2	56,202
Kukka Co., Ltd.	—	—	—	—	—
ZIPDOC Inc.	—	—	—	915	915
TeamSparta Inc.	—	9,000	(4,000)	7,502	12,502
Chabot Mobility Co., Ltd.	—	—	—	86	86
Wemade Connect Co., Ltd.	—	11,010	(3,267)	2,627	10,370

	2022
	Beginning	Borrowing	Repayment	Others 1	Ending
	(In millions of Korean won)
Wise Asset Management Co., Ltd.	—	6	(6)	—	—
Channel Corporation	—	6,000	(3,000)	—	3,000
Key management personnel	16,996	20,855	(17,189)	(3,043)	17,619

1	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
2	Excluded from the Group’s related party as of December 31, 2022.
43.5 Details of significant investment and withdrawal transactions with related parties for the years ended December 31, 2021 and 2022, are as follows:

	2021				2022
	Equity investment and others		Withdrawal and others		Equity investment and others		Withdrawal and others
	(In millions of Korean won)
Balhae Infrastructure Company	￦	279	￦	3,620	￦	—	￦	26,054
KB GwS Private Securities Investment Trust *		—		188,836		—		—
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2 *		—		1,950		—		5
POSCO-KB Shipbuilding Fund		—		5,925		—		950
KB Pre IPO Secondary Venture Fund No.1 *		—		292		—		1,429
KB-KDBC Pre-IPO New Technology Business Investment Fund		—		3,000		—		5,200
KB-SJ Tourism Venture Fund		500		—		—		400
Korea Credit Bureau Co., Ltd.		—		90		—		—
KB-UTC Inno-Tech Venture Fund		5,085		—		—		—
KB-Solidus Global Healthcare Fund		—		—		—		19,630
KB-Stonebridge Secondary Private Equity Fund		10,734		10,992		4,369		4,216
KB Star Office Private Real Estate Master Fund No.1 *		—		601		—		26,240
KB SPROTT Renewable Private Equity Fund No.1		—		—		12,247		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		6,968		—		1,320		4,706
JR Global REIT *		—		65,025		—		—
KB Bio Private Equity No.3 Ltd. *		10,000		—		—		10,000
K The 15th REIT Co., Ltd. *		8,600		8,600		—		—
Project Vanilla Co., Ltd. *		—		—		—		525
KB Social Impact Investment Fund		1,500		—		—		—
KB-TS Technology Venture Private Equity Fund		1,510		2,976		—		4,536
Keystone-Hyundai Securities No.1 Private Equity Fund *		—		1,925		—		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		8,000		8,200		—		12,800
Aju Good Technology Venture Fund		—		769		—		5,400
G payment Joint Stock Company		9,029		—		—		—
498/7 Owners LLC *		—		—		—		166,851
KB-KTB Technology Venture Fund		—		—		11,200		—
KB-SOLIDUS Healthcare Investment Fund		—		—		18,000		—
Paramark KB Fund No.1		—		—		12,444		2,285
FineKB Private Equity Fund No.1		8,375		—		7,500		3,100
KB-GeneN Medical Venture Fund No.1		—		—		2,000		—

	2021		2022
	Equity investment and others	Withdrawal and others	Equity investment and others	Withdrawal and others
	(In millions of Korean won)
KB-BridgePole Venture Investment Fund	—	—	850	—
KB-Kyobo New Mobility Power Fund	—	—	3,000	—
DA-Friend New Technology Investment Fund No.2	—	—	988	—
Cornerstone Pentastone Fund No.4	—	—	818	—
SKS-VLP New Technology Investment Fund No.2	—	—	1,156	—
JS Private Equity Fund No.3	—	—	1,700	—
Mirae Asset Mobility Investment Fund No.1	—	—	2,000	—
KB-FT 1st Green Growth Investment Fund	—	—	2,000	—
THE CHAEUL FUND NO.1	—	—	1,000	—
Star-Lord General Investors Private Real Estate Investment Company No.10	—	—	46,700	10
KB Co-Investment Private Equity Fund No.1	—	—	7,268	—
Glenwood Credit Private Equity Fund No.2	—	—	42,000	—
Apollo REIT PropCo LLC *	—	—	19,968	19,968
TMAP Mobility Co., Ltd.	—	—	200,000	—
POSITIVE Sobujang Venture Fund No.1	—	—	2,000	—
History 2022 Fintech Fund	—	—	2,000	—
PEBBLES-MW M.C.E New Technology Investment Fund 1 st	—	—	2,000	—
KB-NP Green ESG New Technology Venture Capital Fund	—	—	9,350	—
Nextrade Co., Ltd.	—	—	9,700	—
KB-Badgers Future Mobility ESG Fund No.1	—	—	2,137	—
Shinhan Global Mobility Fund1	—	—	1,345	—
SKB Next Unicorn K-Battery Fund No.1	—	—	1,995	—

*	Excluded from the Group’s related party as of December 31, 2022.

43.6 Unused commitments provided to related parties as of December 31, 2021 and 2022, are as follows:

		December 31, 2021		December 31, 2022
		(In millions of Korean won or in a US Dollar or Malaysian ringgit)
Associates and joint ventures
Balhae Infrastructure Company	Purchase of securities	￦	6,154	￦	6,154
Korea Credit Bureau Co., Ltd.	Unused lines of credit for credit card		565		562
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused lines of credit for credit card		93		89
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2 *	Commitments on loss absorption priority		10,000		—
SY Auto Capital Co., Ltd.	Unused lines of credit for credit card		98		110
Food Factory Co., Ltd.	Unused lines of credit for credit card		82		52
KB No.18 Special Purpose Acquisition Company *	Unused lines of credit for credit card		15		—
KB No.19 Special Purpose Acquisition Company *	Unused lines of credit for credit card		1		—
KB No.23 Special Purpose Acquisition Company	Unused lines of credit for credit card		—		12
CellinCells Co., Ltd.	Unused lines of credit for credit card		18		17
RAND Bio Science Co., Ltd.	Unused lines of credit for credit card		24		25
Big Dipper Co., Ltd.	Unused lines of credit for credit card		43		27
SwatchOn Inc. *	Unused lines of credit for credit card		127		—
Gomi corporation Inc.	Unused lines of credit for credit card		2		16
COSES GT Co., Ltd.	Unused lines of credit for credit card		15		24
GENINUS Inc. *	Unused lines of credit for credit card		43		—
Spark Biopharma Inc.	Unused lines of credit for credit card		33		33
Mantisco Co., Ltd.	Unused lines of credit for credit card		29		15
IMBiologics Corp.	Unused lines of credit for credit card		18		18
SuperNGine Co., Ltd.	Unused lines of credit for credit card		18		14
IGGYMOB Co., Ltd.	Unused lines of credit for credit card		14		35
Pin Therapeutics Inc.	Unused lines of credit for credit card		—		37
Grinergy	Unused lines of credit for credit card		—		10
S&E Bio Co., Ltd.	Unused lines of credit for credit card		—		40
Desilo Inc.	Unused lines of credit for credit card		—		—
ZIPDOC Inc.	Unused lines of credit for credit card		—		—
Wemade Connect Co., Ltd.	Unused lines of credit for credit card		—		148
KB Pre IPO Secondary Venture Fund No.1 *	Commitments on loss absorption priority		1,671		—
KB-TS Technology Venture Private Equity Fund	Purchase of securities		616		110
KB SPROTT Renewable Private Equity Fund No.1	Purchase of securities		18,704		5,140
KB-Stonebridge Secondary Private Equity Fund	Purchase of securities		5,579		864
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	Purchase of securities		16,608		15,288
All Together Korea Fund No.2	Purchase of securities		—		990,000
KB-KTB Technology Venture Fund	Purchase of securities		22,400		11,200
KB-SOLIDUS Healthcare Investment Fund	Purchase of securities		88,200		70,200
KB Co-Investment Private Equity Fund No.1	Purchase of securities		20,000		15,732
KB-Badgers Future Mobility ESG Fund No.1	Purchase of securities		—		42,863
KB-NP Green ESG New Technology Venture Capital Fund	Purchase of securities		—		40,650

		December 31, 2021		December 31, 2022
		(In millions of Korean won or in a US Dollar or Malaysian ringgit)
FineKB Private Equity Fund No.1	Purchase of securities		16,625		9,125
KB-Solidus Global Healthcare Fund	Purchase of securities		2,120		2,120
	Commitments on loss absorption priority		4,500		4,500
Paramark KB Fund No.1	Purchase of securities		27,960		17,832
RMGP Bio-Pharma Investment Fund, L.P.	Purchase of securities	USD	5,169,932	USD	4,094,487
RMGP Bio-Pharma Investment, L.P.	Purchase of securities	USD	12,615	USD	10,731
KB-MDI Centauri Fund LP	Purchase of securities	USD	6,622,923	USD	1,744,518
Hibiscus Fund LP	Purchase of securities	MYR	33,333,333	MYR	16,666,667
RMG-KB BP Management Ltd.	Purchase of securities	USD	616,170	USD	699,733
RMG-KB BioAccess Fund L.P.	Purchase of securities	USD	29,702,324	USD	27,428,899
Key management personnel	Loan commitments in Korean won		2,018		2,354

*	Excluded from the Group’s related party as of December 31, 2022.
43.7 Details of compensation to key management personnel for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,111	￦	672	￦	6,369	￦	15,152
Registered directors (non-executive)		1,133		—		—		1,133
Non-registered directors		10,782		396		6,934		18,112

	￦	20,026	￦	1,068	￦	13,303	￦	34,397

	2021
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,152	￦	966	￦	11,655	￦	20,773
Registered directors (non-executive)		1,061		—		—		1,061
Non-registered directors		12,820		466		14,424		27,710

	￦	22,033	￦	1,432	￦	26,079	￦	49,544

	2022
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	8,725	￦	863	￦	7,487	￦	17,075
Registered directors (non-executive)		1,058		—		—		1,058
Non-registered directors		16,756		484		12,432		29,672

	￦	26,539	￦	1,347	￦	19,919	￦	47,805

43.8 Details of collateral provided by related parties as of December 31, 2021 and 2022, are as follows:

	Assets held as collateral	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Associates
KB Star Office Private Real Estate Master Fund No.1	Real estate	￦	13,000	￦	—
Key management personnel	Time deposits and others		745		457
	Real estate		5,176		7,483
As of December 31, 2022, Incheon Bridge Co., Ltd., a related party, provides fund management account, civil engineering works insurance, and management and operations rights as senior collateral amounting to ￦611,000 million to the project financing group consisting of the Group and 5 other institutions, and as subordinated collateral amounting to ￦384,800 million to subordinated debt holders consisting of the Group and 2 other institutions. Also, it provides certificate of credit guarantee amounting to ￦400,000 million as collateral to the project financing group consisting of the Group and 5 other institutions.